Consoldiated and Combined Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Other comprehensive income (loss):
Foreign currency translation adjustment	(20)			(8)						(30)	1	10	(7)	24
Other comprehensive income (loss) before income taxes	(20)			(8)						(30)	1	10	(7)	24
Income taxes related to items of other comprehensive income	0			0						0	0	0	0	0
Other comprehensive income (loss)	(20)			(8)						(30)	1	10	(7)	24
Comprehensive income	$ 23			$ 100						$ 34	$ 123	$ 220	$ 207	$ 217